Commitments and Contingencies - Supplemental (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows for operating leases	$ 8	$ 7	$ 7
Right of use assets obtained in exchange for lease obligations for operating leases		$ 2